Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Goodwill

The changes in goodwill in 2012 and 2011 were as follows:

	2012	2011
Balances as of January 1
Cost	2,454	2,529
Accumulated impairment	(223)	(230)

Book value	2,231	2,299
Changes in book value:
Acquisitions	11	—
Divestments	(6)	—
Translation differences	41	(68)

Total changes	46	(68)

Balances as of December 31
Cost	2,502	2,454
Accumulated impairment	(225)	(223)

Book value	2,277	2,231